MUNIHOLDINGS INSURED FUND III, INC.



                                                                  May 26, 1999

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

           Re:  MuniHoldings Insured Fund III, Inc.,
                Pre-Effective Amendment No. 2 to
                Registration Statement on Form N-2
                (Securities Act File No. 333-75949)
                (Investment Company Act File No. 811-09285)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Insured Fund III, Inc. (the "Fund") hereby certifies that:

         (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2; and

         (2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on May 25, 1999.

                                    Very truly yours,

                                    MUNIHOLDINGS INSURED FUND III, INC.

                                    By:  /s/ Bradley J. Lucido
                                        -----------------------------
                                         Bradley J. Lucido
                                         Secretary